Loan Payables - Long-Term Loans Payable - Additional Information (Detail) (Unsecured Debt) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended
	Oct. 27, 2010 Baidu Netcom USD ($)	Oct. 27, 2010 Baidu Netcom CNY	Sep. 30, 2012 Baidu Netcom USD ($)	Sep. 30, 2012 Baidu Netcom CNY	Jul. 19, 2011 Baidu, Inc. USD ($)	Jul. 19, 2011 Baidu, Inc. CNY
Debt Instrument [Line Items]
Annual interest rate	5.60%	5.60%			1.30%	1.30%
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 22,276	140,000
Amount borrowed and outstanding under the commitment of a bank loan			18,616	117,000
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)	3 years	3 years
Unsecured loan, maturity period (in years)					2 years	2 years
Unsecured loan borrowed from Goldman Sachs Lending Partners LLC					$ 350,000	2,199,680
Debt, maturity date					Jul. 14, 2013	Jul. 14, 2013